SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
Long-term Debt, Current Maturities [Abstract]
SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT
NOTE 7:-	SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT

Banks:

	Annual interest rate at
	December 31,	December 31,
	2020	2020	2019

In NIS bears interest rate of Prime+0.85%	2.45%	373	1,326
Short term credit from others	4.15%	-	612
Long-term debt from banks in NIS bears interest of Prime+1.5% to Prime+1.75%	3.1% - 3.35%	303	182

		676	2,120